Property and Equipment - Schedule of Property and Equipment (Details) (CAD)	Feb. 28, 2013	Feb. 29, 2012
Property, plant and equipment cost	26,725
Property, plant and equipment Accumulated Amortization	23,560
Property, plant and equipment	3,165	4,098
Office Furniture [Member]
Property, plant and equipment cost	11,194
Property, plant and equipment Accumulated Amortization	8,825
Property, plant and equipment	2,369	2,961
Vehicles [Member]
Property, plant and equipment cost	15,531
Property, plant and equipment Accumulated Amortization	14,735
Property, plant and equipment	796	1,137